RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. Related party transactions

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation, and are not disclosed in this note.

a) Key Management Remuneration

Key management includes directors (executive and non-executive), the Chief Executive Officer ("CEO"), the Chief Financial Officer, and the senior executives reporting directly to the CEO. The remuneration of the key management of the Company as defined above, during the years ended December 31, 2019, December 31, 2018 and December 31, 2017 was as follows:

		For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017

Salaries and bonus	$376,386	$160,869	$124,746
Employee retention allowance	$-	$-	$10,396
Compensation expense-share-based payments	$122,999	$-	$22,309
	$499,385	$160,869	$157,451

b) Other Related Party Transactions

As at December 31, 2019, an amount of $821,168 relating to management fees and advances provided to the Company was due to Arnold Kondrat ("Mr. Kondrat"), the CEO and a director of the Company (December 31, 2018 - $99,206). Total management fees accrued to Mr. Kondrat for the year ended December 31, 2019 were $90,444 (2018 - $101,686).

As at December 31, 2019, an amount of $129,296 was due to Gentor Resources Inc. (a company with common directors) related to common expenses (December 31, 2018 - $161,318).

The amounts included in due to related party are unsecured, non-interest bearing and are payable on demand.